SCHEDULE OF LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Right of use assets	$ 906	$ 1,129
Current portion of operating lease liabilities	108	94
Long term operating lease liabilities, net	854	1,092
Operating lease liability	$ 962	$ 1,186
Weighted-average remaining lease term (years)	5 years	6 years